Post Employment Benefits	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Post Employment Benefits
13.	POST EMPLOYMENT BENEFITS

Special termination arrangements are principally postemployment benefits that a group of eligible employees receive during the period between their effective termination date and their retirement age, when they voluntarily accepts an irrevocable termination arrangement.

As of December 31, 2018 and 2017 and January 1, 2017, post-employment benefits amounted to Ps. 396,082, Ps. 666,627 and Ps. 344,883, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2018 and 2017 were Ps. 81,613 and Ps. 415,111, respectively.

The evolution during each period is detailed below:

	12/31/2018	12/31/2017
Balances at the beginning	666,627	344,883
Charged to profit or loss	81,613	415,111
Benefits paid to participants	(352,158)	(93,367)

Balances at closing	396,082	666,627